GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND LIQUIDITY

NOTE－2 GOING CONCERN AND LIQUIDITY

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the consolidated financial statements, the Company has suffered loss for period of $6,574,023, working capital surplus of $7,675,620 and accumulated deficit of $116,607,896 as of September 30, 2025 that raise substantial doubt about its ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

1) Cash and cash equivalents balance of $6,552,702.

2) Pursuing business growth of digital marketing and online ticketing and reservations through engaging with more vendors and customers to maximise the sales volume and margin, and continuous improvement in cost control over all segments.

While the Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures, there is no assurance that it will be able to achieve these goals. As a result, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed to finance the Company’s business development activities, general and administrative expenses and growth strategy.

Global Events

The Russian-Ukraine war and the supply chain disruption have not affected any specific segment of our business.

NOTE－2 GOING CONCERN AND LIQUIDITY

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the consolidated financial statements, the Company has suffered a net loss of $10,237,297, working capital deficit of $8,754,740 and total shareholders’ deficit of $2,412,705 as of December 31, 2024 that cast substantial doubt about its ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

1) Cash and cash equivalents balance of $7,630,079.

2) Pursuing business growth of digital marketing and online ticketing and reservations through engaging with more vendors and customers to maximise the sales volume and margin, and continuous improvement in cost control over all segments.

Management is actively seeking external financing to support ongoing operations and is evaluating strategic funding alternatives

While the Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures, there is no assurance that it will be able to achieve these goals. As a result, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed to finance the Company’s business development activities, general and administrative expenses and growth strategy.

Global Events

The Russian-Ukraine war, Iran-Pakistan tension and the supply chain disruption have not affected any specific segment of our business.